Dividends/Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Distributions paid	$ 75,818	$ 100,687
Cash dividends declared per share of common stock (in dollars per share)	$ 0.75	$ 1.00	$ 2.50	$ 3.84	$ 3.65
Dividends declared	$ 75,818	$ 100,687
Dividends paid (in dollars per share)	$ 0.75	$ 1.00
Dividends paid	$ 91	$ 91	$ 365	$ 365	$ 365
Distributions paid, preferred stockholders, per share	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 79.75